Investor A1 [Member] Average Annual Total Returns - Investor A1 [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.07%	1.03%
Investor A1 Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	0.80%	2.06%
Investor A1 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.47%	0.68%	1.85%
Investor A1 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.93%	1.15%	2.09%

[1]	The Customized Reference Benchmark commenced in November 2017 and therefore the Customized Reference Benchmark does not have 10-year returns.